Deferred and current taxation - Effective corporation tax rate (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciles the statutory rate of Irish corporation tax to the Company's effective corporation tax rate
Statutory rate of Irish corporation tax	12.50%	12.50%	12.50%
Adjustments for earnings and losses taxed at other rates	(5.80%)	(2.90%)	(2.20%)
Other differences		0.40%	0.20%
Total effective rate of taxation	6.70%	10.00%	10.50%
Foreign tax rate	25.00%